Production Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Materials and consumables	$ 561	$ 617
Salaries and employee benefits	524	514
Contractors	434	444
Utilities	71	77
Insurance	19	23
Other expense	8	3
Changes in inventories	(13)	(44)
Production costs	$ 1,604	$ 1,634